Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Net sales
Domestic		$ 334,388,776		$ 176,692,084		$ 588,042,769	$ 344,327,164
Export		319,782,918		169,628,253		570,732,383	318,597,981
Services income		1,076,640		1,115,378		3,267,716	2,063,727
Total of sales		655,248,334		347,435,715		1,162,042,868	664,988,872
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		47,787,490		(14,437,323)		64,128,110	32,192,460
Cost of sales		473,350,048		245,386,451		798,798,083	463,838,720
Gross income		229,685,776		87,611,941		427,372,895	233,342,612
Other revenues (expenses):
Distribution, transportation and sale expenses		3,413,823		3,815,840		6,722,846	6,913,752
Administrative expenses		36,487,629		33,700,377		74,498,017	67,250,355
Other revenues		68,862,984		2,940,977		99,127,977	5,483,414
Other expenses		(1,257,452)		(738,534)		(3,439,324)	(955,817)
Operating income		257,389,856		52,298,167		441,840,685	163,706,102
Financing income		4,290,268	[1]	4,898,904	[1]	17,304,710	15,221,002
Financing (cost)	[2]	(34,740,755)		(37,112,797)		(64,247,055)	(74,163,068)
Derivative financial instruments (cost), net		(16,757,949)		(2,425,848)		(24,509,153)	(12,357,848)
Foreign exchange gain, net		19,648,210		80,200,387		81,450,171	23,595,953
Sum of financing income (cost), net, derivative instruments (cost), net and foreign exchange gain, net		(27,560,226)		45,560,646		9,998,673	(47,703,961)
Profit (loss) sharing in joint ventures and associates		97,142		(1,366,193)		161,148	(3,208,284)
Income before duties, taxes and other		229,926,772		96,492,620		452,000,506	112,793,857
Profit-sharing duty, net		111,751,006		74,334,821		207,310,384	135,551,525
Income tax (income) expense		(6,979,640)		7,793,567		(2,958,985)	235,696
Total duties, taxes and other		104,771,366		82,128,388		204,351,399	135,787,221
Net loss (income) for the year		125,155,406		14,364,232		247,649,107	(22,993,364)
Items that will be reclassified subsequently to profit or loss: Currency translation effect		(376,243)		(7,350,952)		(19,156,118)	(250,749)
Actuarial gains (losses) - employee benefits, net of taxes		158,392,790		(7,794,399)		158,392,790	241,537,186
Total other comprehensive results		158,016,547		(15,145,351)		139,236,672	241,286,437
Total comprehensive income (loss)		283,171,953		(781,119)		386,885,779	218,293,073
Net income (loss) attributable to:
Controlling interest		125,241,824		14,411,719		247,917,483	(22,885,349)
Non-controlling interest		(86,418)		(47,487)		(268,376)	(108,015)
Net loss (income) for the year		125,155,406		14,364,232		247,649,107	(22,993,364)
Other comprehensive results attributable to:
Controlling interest		158,016,761		(15,144,291)		139,237,969	241,286,711
Non-controlling interest		(214)		(1,060)		(1,297)	(274)
Total other comprehensive results		158,016,547		(15,145,351)		139,236,672	241,286,437
Comprehensive income (loss):
Controlling interest		283,258,585		(732,572)		387,155,452	218,401,362
Non-controlling interest		(86,632)		(48,547)		(269,673)	(108,289)
Total comprehensive income (loss)		$ 283,171,953		$ (781,119)		$ 386,885,779	$ 218,293,073

[1]	This financing income mainly includes the effect from costs for sales contracts with provisional prices and interest received from Government bonds in 2022 and 2021.
[2]	Mainly interest on debt.